ATTACHMENT TO ANNUAL REPORT ON FORM N-CEN

ITEM G.1.a.i – LEGAL PROCEEDINGS

IN THE MATTER OF PHL VARIABLE INSURANCE COMPANY, ET AL.

(Docket No.: HHD-CV24-6185151-S)

In recent years, the financial condition of PHL Variable Insurance Company (“PHL Variable”) has deteriorated. On May 20, 2024, the Connecticut Superior Court for the Judicial District of Hartford (the “Court”) entered an order placing PHL Variable into rehabilitation (the “Rehabilitation Order”). The Rehabilitation Order appointed the Honorable Andrew N. Mais, Insurance Commissioner of the State of Connecticut, as Rehabilitator. Upon entering rehabilitation, the authority of PHL Variable’s directors and officers was suspended. The Rehabilitation Order granted the Rehabilitator immediate exclusive possession and control of, and title to, the business and all assets of PHL Variable. In accordance with the Rehabilitation Order, the Rehabilitator is conducting the business of PHL and taking such steps as he may deem appropriate toward removing the causes and conditions which have made rehabilitation necessary.

In addition to the Rehabilitation Order, the Court has entered an order imposing a moratorium on certain benefit payments and transactions under PHL Variable’s policies (the “Moratorium Order”). The restrictions under the Moratorium Order are generally intended to manage the financial obligations of PHL Variable’s general account. PHL Variable’s registered separate accounts, including the registrant filing this annual report on Form N-CEN, remain insulated from PHL Variable’s general account.

As an insurance company in rehabilitation, the Rehabilitator has broad authority in the management of PHL Variable’s business and affairs. Subject to the review and approval powers of the Court, the Rehabilitator is pursuing a plan of rehabilitation in an effort to correct the difficulties that led to PHL Variable being placed into rehabilitation and potentially return it to the marketplace.

Copies of all Court documents and orders (the “Documents”) related to PHL Variable’s rehabilitation proceeding are available to be viewed, downloaded, and/or printed at https://portal.ct.gov/cid/phl?language=en_US (the “Site”). The Site contains a link to all Documents filed with the Court by the Rehabilitator in portable document format (PDF).